Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,198,326,000.00
Previously Paid Amount	0.00
Total Fee Amount	165,488.82
Total Offset Amount	0.00
Net Fee	165,488.82
Narrative - Max Aggregate Offering Price	$ 1,198,326,000.00
Final Prospectus	true